Related party disclosures - Significant Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ajay Europe SARL
Related Party Disclosures [Line Items]
Revenue from sale of products	$ 40,702	$ 51,838	$ 45,314
Revenue from dividends	2,877	3,049	4,682
Ajay North America LL.C.
Related Party Disclosures [Line Items]
Revenue from sale of products	39,117	50,593	30,791
Revenue from dividends	4,291	2,799	4,013
SQM Vitas Peru S.A.C.
Related Party Disclosures [Line Items]
Revenue from sale of products	0	7,237	17,312
Pavoni & C. SpA
Related Party Disclosures [Line Items]
Revenue from sale of products	5,443	6,423	5,541
Revenue from dividends	0	218	0
SQM Vitas Fzco
Related Party Disclosures [Line Items]
Revenue from dividends	$ 2,511	$ 12,500	$ 0